Rights of use of assets	12 Months Ended
Jun. 30, 2020
Rights of use of assets
Rights of use of assets

13. Rights of use of assets

Below is the composition of the rights of use of the Group´s assets as of June 30, 2020 and June 30, 2019:

	June 30, 2020	June 30, 2019
Real Estate	4,116	-
Telecommunications	11,004	-
Machinery and equipment	13	-
Others	4,726	-
Total Right-of-use assets	19,859	-
Non-current	19,859	-
Total	19,859	-

Changes in the Group´s rights of use during the fiscal year ended June 30, 2020, were as follows:

	June 30, 2020	June 30, 2019
IFRS 16 inicial adjustments	14,124	-
Additions (i)	8,091	-
Transfer	158	-
Amortization charges	(4,711)	-
Deconsolidation	(42)	-
Currency translation adjustment	2,239	-
Total	19,859	-

(i) includes incorporation by business combination

Depreciation charge for rights of use is detailed below:

	June 30, 2020	June 30, 2019
Real Estate	538	-
Telecommunications	3,155	-
Others	1,018	-
Total depreciation of right-of-use assets	4,711	-

Other charges to income related to rights of use were as follows: Ps. 509 (interest)

June 30, 2020
Interests	(509)
Results from short-term leases	19,560

The average discount rate and the term of liability for lease recognized as of June 30, 2020 are detailed below:

	Center of Operations in Argentina	Center of Operations in Israel
Average discount rate	Maturity date	Average discount rate	Maturity date
10.61%	2023-2041	3%	2022-2090